Investment in subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of investments in subsidiaries

The principal operating undertakings in which the Group’s interest at December 31, 2023 is 20% or more are as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower (USA) Development, LLC	100%
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	100%
Caret Decimal, LLC	100%
VivoPower Pty Ltd	100%
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%
Kenshaw Electrical Pty Limited	100%
Tembo EV Australia Pty Ltd	100%
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. *	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
FD 4x4 Centre B.V.	100%

*	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.

The principal operating undertakings in which the Group’s interest at June 30, 2023 is 20% or more are as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%
VivoPower (USA) Development, LLC	100%
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	100%
Caret Decimal, LLC	100%
VivoPower Pty Ltd	100%	153 Walker St, North Sydney NSW, Australia 2060
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%
Kenshaw Electrical Pty Limited	100%
Tembo EV Australia Pty Ltd	100%
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc. *	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
FD 4x4 Centre B.V.	100%
VivoPower International IMEA DMCC	100%	Unit 4522, DMCC Business Centre, Level No 1, Gemplex 3, Dubai, UAE

*	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.